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                                 August 2, 2007

Via Edgar

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re:      Optimum Fund Trust (the "Trust")
                           File Nos. 333-104654 and 811-21335
                           Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in  Post-Effective  Amendment No. 6
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment was filed with the Securities and Exchange  Commission  electronically on July 27, 2007.

     Please direct any questions or comments  relating to this  certification to me at (202) 419-8406 or Jonathan M. Kopcsik at (215) 564-8099.

                                                     Sincerely,

                                                     /s/Michelle Roberts
                                                     Michelle Roberts

cc:      David F. Connor
         Bruce G. Leto
         Michael D. Mabry

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